May 29, 2009

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

450 Fifth Street, N. W.

Washington, D.C. 20549

Re:	United Investors Universal Life Variable Account (File No. 333-26505)
Rule 497(j) Certification

Commissioners:

On behalf of United Investors Universal Life Variable Account (the “Account”) and in lieu of filing with the Commission the form of prospectus and statement of additional information dated May 1, 2009 that was used in connection with certain flexible premium variable life insurance policies funded through the Account, United Investors Life Insurance Company hereby certifies that:

(1)	The form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act of 1933 (the “1933 Act”) would not have differed from that contained in Post-Effective Amendment No. 14 to the Account’s registration statement under the 1933 Act (“PEA 14”) on Form N–6, as filed with the Commission on April 30, 2009; and

(2)	The text of PEA 14 has been filed with the Commission electronically.

Please call Cathy C. Pilcher at (205) 325-4307 if you have questions or comments regarding this filing.

UNITED INVESTORS LIFE INSURANCE COMPANY

By:	/s/ John H. Livingston
Secretary and Counsel

cc: Frederick R. Bellamy